Leases (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2022	$ 624
2023	593
2024	550
2025	542
2026	542
2027	254
Total future lease payments	3,105
Less imputed interest	(375)
Total lease liability balance	$ 2,730